Staff costs	12 Months Ended
Dec. 31, 2023
Staff costs
Staff costs
25	Staff costs

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Salaries and other benefits	1,226,996	58,563,801	19,321,426
Share compensation scheme charge	1,636,738	—	33,611,231
Severance payments	—	7,160,551	—
Share-based payments reversal (Note 14)	—	(36,155,857)	—
Employee end of service benefits (reversal)/charge	—	(180,093)	704,614
	2,863,734	29,388,402	53,637,271

Staff costs are allocated as detailed below:

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
General and administrative expenses (Note 23)	2,825,482	21,965,013	50,499,496
Selling and marketing expenses (Note 24)	38,252	7,423,389	3,137,775
	2,863,734	29,388,402	53,637,271